UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Adam W. Smith
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6115

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

Performance Trust Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY COLCHESTER TRUST                                                                   Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316176106
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FTCXX
            ISIN:  US3161761065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote



Performance Trust Strategic Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934262786
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131F101
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2015
          Ticker:  VLT
            ISIN:  US46131F1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       RODNEY F. DAMMEYER                                        Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MANAGED HIGH YIELD PLUS FUND INC.                                                           Agenda Number:  934267255
--------------------------------------------------------------------------------------------------------------------------
        Security:  561911108
    Meeting Type:  Annual
    Meeting Date:  21-Sep-2015
          Ticker:  HYF
            ISIN:  US5619111082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BERNARD H. GARIL                                          Mgmt          No vote
       HEATHER R. HIGGINS                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INVESTMENTS                                                                          Agenda Number:  934346013
--------------------------------------------------------------------------------------------------------------------------
        Security:  670735109
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  JLS
            ISIN:  US6707351093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM C. HUNTER                                         Mgmt          No vote
       JUDITH M. STOCKDALE                                       Mgmt          No vote
       CAROLE E. STONE                                           Mgmt          No vote
       MARGARET L. WOLFF                                         Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 07/29/2016